SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Accounts Payables and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses	$ 2,054	$ 1,257
Employees payables	603	883
APA payable	700	0
Other	564	220
Other accounts payables and accruals	$ 3,921	$ 2,360